Securitisations and Covered Bonds - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of gross asset securitised [line items]
Covered bonds issued	£ 2,300,000,000	£ 2,200,000,000
Covered bonds redeemed	3,300,000,000	800,000,000
Holmes Trustees Ltd [member]
Disclosure of gross asset securitised [line items]
Cash deposit	0	231,000,000
Holmes Funding Ltd [member]
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loan	1,700,000,000	3,000,000,000
Holmes Master Issuer Plc [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	500,000,000	1,200,000,000
Redemption of securities, mortgaged-backed	2,000,000,000	3,700,000,000
Fosse [member]
Disclosure of gross asset securitised [line items]
Cash deposit	24,000,000	260,000,000
Issue of notes, mortgaged-backed	0	0
Redemption of securities, mortgaged-backed	1,900,000,000	2,900,000,000
Auto ABS UK Loans Plc [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	500,000,000	500,000,000
Redemption of securities, mortgaged-backed	700,000,000	400,000,000
Auto ABS UK loans 2017 Plc [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	400,000,000	0
Motor [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	500,000,000	600,000,000
Redemption of securities, mortgaged-backed	300,000,000	500,000,000
Amount borrowed under senior loan facility	£ 0	£ 200,000,000